Andrea Nelson
Counsel
Security Life of Denver Insurance Company
As Administrator for ReliaStar Life Insurance Company
(651) 206-1709
Andrea.Nelson@resolutionlife.us

December 20, 2021
VIA EDGAR TRANSMISSION U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
RE:	Post-Effective Amendment No. 30 ReliaStar Life Insurance Company Select*Life Variable Account File Nos. 333-69431 / 811-04208 FlexDesign® Variable Universal Life Insurance Policy

Commissioners:
On behalf of ReliaStar Life Insurance Company (“ReliaStar”) and the Select*Life Variable Account (the “Account”), attached for filing is post-effective amendment no. 30 (the “Amendment”) to the Account’s registration statement on Form N-6 for the above-referenced variable universal life insurance policy issued through the Account.

This Amendment is being filed pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”). The primary purpose of this Amendment is to update the registration statement to conform to the amendments to Form N-6 adopted by the Securities and Exchange Commission (the “SEC”) on March 11, 2020. See Updated Disclosure Requirements and Summary Prospectus for Variable Annuity and Variable Life Insurance Contracts, Release No. 33-10765 (the “Release”). After this Amendment (or a subsequently filed post-effective amendment) becomes effective, ReliaStar may rely on Rule 498A under the 1933 Act to use Updating Summary Prospectuses with respect to the registration statement. However, ReliaStar will not use Initial Summary Prospectuses because the policy is no longer for sale.

At a future date, ReliaStar intends to submit a formal request to the SEC pursuant to Rule 485(b)(1)(vii) under the 1933 Act to use this Amendment (or a subsequently filed post-effective amendment) as the template for making substantially identical changes (in terms of overall compliance with the Release) to an additional variable universal life insurance policy registration statement which is also no longer for sale.

If you have any questions or comments regarding the Amendment, please contact me at 612-342-7901 or Andrea.Nelson@ResolutionLife.us, or Ronald Coenen Jr. of Eversheds Sutherland (US) LLP at 202-383-0940 or roncoenen@eversheds-sutherland.us.

Sincerely,

/s/ Andrea Nelson

Andrea Nelson, Counsel
Security Life of Denver Insurance Company
As Administrator for ReliaStar Life Insurance Company

cc:
Ronald Coenen Jr., Eversheds Sutherland